Form N-1A Supplement	Aug. 10, 2026
KraneShares Public-Private AI & Technology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated August 10, 2026, to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, each dated August 1, 2026, as each may be supplemented and amended from time to time.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Effective August 14, 2026, Etna Capital Management Company Ltd. (“Etna”) will no longer be the Fund’s investment sub-adviser and will no longer provide a portfolio manager for the Fund. Accordingly, as of such date, all references to Etna and Max Chen are hereby deleted from the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information.

Additionally, as of August 14, 2026, the section of the Summary Prospectus titled “Principal Investment Strategies” is hereby replaced with the following:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.